Accounts Receivable (Tables) - Trade receivables [member]	12 Months Ended
Dec. 31, 2017
Aging Analysis of Accounts Receivable, Net of Allowance for Impairment Loss of Doubtful Accounts

Aging analysis of accounts receivable, net of allowance for impairment loss of doubtful accounts is as follows:

	As of	As of
	December 31, 2017	December 31, 2016
	Million	Million

Within 30 days	13,711	10,974
31 - 60 days	3,002	2,726
61 - 90 days	1,798	1,540
Over 90 days	5,642	3,805

	24,153	19,045

Summary of Changes in Impairment Loss of Doubtful Accounts

The following table summarizes the changes in impairment loss of doubtful accounts:

	2017	2016
	Million	Million

As of January 1	5,762	6,549
Impairment loss recognized	3,415	3,797
Accounts receivable written off	(3,509)	(4,584)

As of December 31	5,668	5,762

Aging Analysis of Accounts Receivable that are Past Due but not Impaired	The aging analysis of the accounts receivable that are past due but not impaired is as follows:

	As of	As of
	December 31, 2017	December 31, 2016
	Million	Million

Past due within 1 month	848	577